Schedule of Investments (unaudited)
January 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc., 4.75%, 03/30/30	$325	$328,006
Aerospace & Defense — 0.4%
Boeing Co.(The)
2.70%, 02/01/27	93	91,885
3.20%, 03/01/29(a)	286	277,943
3.25%, 02/01/28	643	633,612
5.15%, 05/01/30	750	770,818
6.30%, 05/01/29	420	446,133
6.53%, 05/01/34	155	171,468
HEICO Corp., 5.25%, 08/01/28	116	119,114
TransDigm, Inc., 6.38%, 03/01/29(b)	585	601,570
		3,112,543
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/32	443	392,052
3.40%, 05/06/30	445	429,157
4.80%, 02/14/29	334	339,766
5.63%, 02/06/35	344	356,973
6.88%, 11/01/33	52	58,483
BAT Capital Corp.
4.74%, 03/16/32	14	14,108
4.91%, 04/02/30	118	120,361
5.35%, 08/15/32(a)	359	372,894
5.83%, 02/20/31	42	44,579
6.00%, 02/20/34	78	83,366
6.34%, 08/02/30(a)	73	78,899
6.42%, 08/02/33(a)	450	494,505
BAT International Finance PLC, 4.45%, 03/16/28	713	718,896
		3,504,039
Airlines — 0.2%
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	540	549,761
JetBlue Airways Corp., 9.88%, 09/20/31(a)(b)	1,308	1,313,712
		1,863,473
Apparel — 0.3%
Tapestry, Inc.
5.10%, 03/11/30	843	864,218
5.50%, 03/11/35	406	414,167
Under Armour, Inc., 7.25%, 07/15/30(a)(b)	419	427,913
VF Corp., 2.95%, 04/23/30(a)	1,007	918,503
		2,624,801
Auto Manufacturers — 0.5%
Allison Transmission, Inc., 5.88%, 06/01/29(a)(b)	240	243,018
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)	1,388	1,238,845
New Flyer Holdings, Inc., 9.25%, 07/01/30(b)	652	702,449
Nissan Motor Co. Ltd.
7.75%, 07/17/32(b)	853	900,237
8.13%, 07/17/35(b)	1,133	1,209,956
		4,294,505
Auto Parts & Equipment — 0.2%
BorgWarner, Inc., 4.95%, 08/15/29	155	158,563
Garrett Motion Holdings Inc / Garrett LX I Sarl, 7.75%, 05/31/32(b)	918	971,892
Phinia, Inc., 6.75%, 04/15/29(b)	363	375,243
		1,505,698
Security	Par (000)	Value
Banks — 6.3%
Bank of America Corp.
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	$752	$701,042
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	95	91,892
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(c)	825	816,015
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.32%)(c)	135	134,857
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(c)	1,020	1,013,847
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(c)	103	102,575
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(c)	572	571,153
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	113	112,462
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(c)	833	836,956
4.95%, 07/22/28, (1-day SOFR + 2.04%)(c)	31	31,427
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	67	69,875
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	249	258,369
Bank of New York Mellon Corp.(The)
4.54%, 02/01/29, (1-day SOFR + 1.17%)(c)	81	81,953
4.60%, 07/26/30, (1-day SOFR + 1.76%)(c)	50	50,908
6.32%, 10/25/29, (1-day SOFR + 1.60%)(c)	840	889,737
Canadian Imperial Bank of Commerce
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	812	817,698
5.25%, 01/13/31, (1-day SOFR + 1.11%)(c)	927	956,596
Citibank N.A.
4.58%, 05/29/27	525	529,862
4.84%, 08/06/29	125	127,948
5.49%, 12/04/26	780	789,951
5.80%, 09/29/28	825	864,290
Citizens Financial Group, Inc.
5.25%, 03/05/31, (1-day SOFR + 1.26%)(c)	84	86,137
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	240	251,366
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	1,138	1,186,989
Comerica, Inc., 5.98%, 01/30/30, (1-day SOFR + 2.16%)(c)	1,125	1,175,986
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.69%)(a)(c)	43	42,268
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	141	142,897
6.34%, 07/27/29, (1-day SOFR + 2.34%)(c)	943	991,408
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(c)	417	432,934
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(c)	290	298,637
Goldman Sachs Group, Inc.(The)
3.62%, 03/15/28, (1-day SOFR + 1.85%)(c)	136	135,398
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(c)	279	277,735
3.80%, 03/15/30	175	172,350
3.85%, 01/26/27	20	19,995
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	1,123	1,130,010
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	200	182,347
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	1,282	1,269,336
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(c)	100	99,983

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(c)	$821	$828,745
4.76%, 06/09/28, (1-day SOFR + 2.11%)(c)	75	75,652
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	290	294,770
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	846	877,214
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	799	843,184
Huntington Bancshares, Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.97%)(c)	328	329,891
6.21%, 08/21/29, (1-day SOFR + 2.02%)(c)	645	676,044
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(c)	695	699,128
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	929	837,027
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	445	408,104
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(c)	1,163	1,156,875
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(c)	1,426	1,431,643
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	1,058	1,068,483
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	92	92,137
4.85%, 07/25/28, (1-day SOFR + 1.99%)(c)	395	399,840
5.04%, 01/23/28, (1-day SOFR + 1.19%)(c)	1,893	1,912,203
KeyCorp, 6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(c)	907	982,755
M&T Bank Corp.
4.83%, 01/16/29, (1-day SOFR + 0.93%)(c)	120	121,932
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	263	279,352
7.41%, 10/30/29, (1-day SOFR + 2.80%)(c)	954	1,034,119
Morgan Stanley
3.59%, 07/22/28(c)	1,355	1,346,290
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(c)	1,002	996,493
4.21%, 04/20/28, (1-day SOFR + 1.61%)(c)	1,112	1,114,524
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	1,163	1,170,626
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	436	444,840
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	132	135,875
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	1,186	1,230,193
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	50	54,556
PNC Financial Services Group, Inc. (The), 5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	989	1,023,783
Regions Financial Corp., 5.72%, 06/06/30, (1-day SOFR +1.49%)(a)(c)	769	802,920
Santander Holdings USA, Inc.
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	433	451,977
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	1,083	1,129,585
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	448	453,786
6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	1,061	1,107,568
Truist Financial Corp.
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	703	727,557
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	1,026	1,104,844
U.S. Bancorp
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	289	291,335
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	53	53,632
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	993	1,030,856
Series X, 3.15%, 04/27/27	45	44,681
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(c)	977	956,689
Security	Par (000)	Value
Banks (continued)
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.43%)(c)	$309	$308,072
3.53%, 03/24/28, (1-day SOFR + 1.51%)(c)	582	578,931
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(c)	734	730,032
4.81%, 07/25/28, (1-day SOFR + 1.98%)(c)	942	952,892
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	136	140,510
Series B, 7.95%, 11/15/29	49	55,027
		50,532,361
Beverages — 0.6%
Constellation Brands, Inc.
2.25%, 08/01/31	618	549,727
4.80%, 05/01/30(a)	342	347,977
4.90%, 05/01/33	723	726,437
Keurig Dr Pepper, Inc.
3.95%, 04/15/29	100	99,069
4.35%, 05/15/28	585	587,551
4.60%, 05/15/30	260	261,314
5.05%, 03/15/29	865	883,625
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(b)	929	908,236
		4,363,936
Biotechnology — 0.9%
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)	978	993,020
Biogen, Inc.
2.25%, 05/01/30	1,230	1,130,676
5.75%, 05/15/35	144	151,180
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	982	927,079
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)(b)	604	539,385
Genmab A/S, 6.25%, 12/15/32(b)	400	410,015
Illumina, Inc., 4.75%, 12/12/30	310	313,260
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	1,676	1,499,177
Royalty Pharma PLC
2.20%, 09/02/30	1,076	978,771
4.45%, 03/25/31	254	253,594
5.15%, 09/02/29	214	220,410
		7,416,567
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.95%, 04/07/30	1,094	1,119,946
5.40%, 04/07/35	232	239,963
Builders FirstSource, Inc., 6.38%, 06/15/32(b)	797	821,383
Carlisle Companies, Inc.
2.75%, 03/01/30	334	315,613
5.25%, 09/15/35(a)	31	31,569
Eagle Materials, Inc., 2.50%, 07/01/31	939	852,059
Sisecam U.K. PLC
8.25%, 05/02/29(b)	362	372,891
8.63%, 05/02/32(b)	963	996,942
		4,750,366
Chemicals — 0.5%
Celanese U.S. Holdings LLC
6.75%, 04/15/33	808	818,459
7.38%, 02/15/34(a)	985	1,002,318
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)(b)	630	629,969
EIDP, Inc., 5.13%, 05/15/32	252	259,532
Rain Carbon, Inc., 12.25%, 09/01/29(b)	442	469,644
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	833	819,672

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Tronox, Inc., 4.63%, 03/15/29(b)	$135	$103,765
		4,103,359
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	346	364,331
SunCoke Energy, Inc., 4.88%, 06/30/29(b)	648	611,049
		975,380
Commercial Services — 1.1%
ADT Security Corp.(The)
4.13%, 08/01/29(a)(b)	610	594,313
4.88%, 07/15/32(b)	872	844,413
5.88%, 10/15/33(b)	136	137,870
Adtalem Global Education, Inc., 5.50%, 03/01/28(b)	116	115,697
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/31(b)	580	592,917
8.25%, 01/15/30(b)	349	361,210
8.38%, 06/15/32(a)(b)	637	655,300
Deluxe Corp.
8.00%, 06/01/29(b)	574	583,866
8.13%, 09/15/29(b)	487	511,005
Equifax, Inc.
2.35%, 09/15/31	235	209,656
4.80%, 09/15/29	367	373,195
5.10%, 12/15/27	725	738,377
5.10%, 06/01/28	79	80,704
Korn Ferry, 4.63%, 12/15/27(b)	11	10,965
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)	218	213,539
PROG Holdings, Inc., 6.00%, 11/15/29(b)	737	729,446
Quanta Services, Inc.
2.90%, 10/01/30	1,278	1,197,992
4.50%, 01/15/31	236	236,352
TriNet Group, Inc., 3.50%, 03/01/29(b)	604	570,833
United Rentals North America, Inc., 4.88%, 01/15/28	37	37,008
		8,794,658
Computers — 0.5%
ASGN, Inc., 4.63%, 05/15/28(b)	649	639,171
CGI, Inc., 4.95%, 03/14/30	378	383,192
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)	971	1,028,361
Leidos, Inc.
2.30%, 02/15/31	96	86,519
4.38%, 05/15/30	819	818,284
5.40%, 03/15/32	358	372,180
5.75%, 03/15/33	100	105,523
NetApp, Inc.
5.50%, 03/17/32	406	422,400
5.70%, 03/17/35	234	243,439
		4,099,069
Cosmetics & Personal Care — 0.0%
Procter & Gamble Co. (The), 4.35%, 11/03/35	246	241,034
Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	504	488,926
3.30%, 01/30/32	56	51,811
3.65%, 07/21/27	419	416,510
5.10%, 01/19/29	566	579,256
5.38%, 12/15/31	51	52,755
Security	Par (000)	Value
Diversified Financial Services (continued)
6.45%, 04/15/27	$250	$256,560
Ally Financial, Inc., 6.70%, 02/14/33(a)	555	578,553
BGC Group, Inc., 6.15%, 04/02/30	400	412,923
Blue Owl Finance LLC
3.13%, 06/10/31	158	143,355
6.25%, 04/18/34	331	341,106
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)(b)	623	641,613
Brookfield Asset Management Ltd., 4.65%, 11/15/30	320	322,841
Burford Capital Global Finance LLC
6.25%, 04/15/28(b)	151	150,708
6.88%, 04/15/30(b)	201	196,555
7.50%, 07/15/33(b)	256	247,152
8.50%, 01/15/34(b)	96	96,216
9.25%, 07/01/31(b)	760	782,239
Capital One Financial Corp.
4.93%, 05/10/28, (1-day SOFR + 2.06%)(c)	300	303,102
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)(c)	1,123	1,155,084
5.47%, 02/01/29, (1-day SOFR + 2.08%)(c)	100	102,492
6.31%, 06/08/29, (1-day SOFR + 2.64%)(c)	939	982,900
7.62%, 10/30/31, (1-day SOFR + 3.07%)(c)	196	220,014
Coinbase Global, Inc.
3.38%, 10/01/28(b)	1,402	1,338,618
3.63%, 10/01/31(a)(b)	128	113,084
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	574	574,563
9.25%, 12/15/28(b)	490	513,457
Enact Holdings, Inc., 6.25%, 05/28/29	786	823,727
Encore Capital Group, Inc.
6.63%, 04/15/31(b)	610	615,179
8.50%, 05/15/30(a)(b)	555	595,018
Enova International, Inc.
9.13%, 08/01/29(b)	557	589,351
11.25%, 12/15/28(b)	280	296,434
JPMorgan Chase Financial Co. LLC, 5.00%, 08/28/28	223	223,539
LPL Holdings, Inc.
5.20%, 03/15/30	622	635,904
5.65%, 03/15/35	54	55,028
5.70%, 05/20/27	46	46,850
6.75%, 11/17/28	793	843,503
OneMain Finance Corp.
3.88%, 09/15/28(a)	74	71,965
5.38%, 11/15/29	29	28,924
6.63%, 01/15/28	91	93,388
6.75%, 03/15/32	751	767,556
6.75%, 09/15/33	90	90,997
7.13%, 11/15/31	846	876,649
7.13%, 09/15/32(a)	288	298,253
7.50%, 05/15/31	55	57,659
7.88%, 03/15/30	164	172,997
PennyMac Financial Services, Inc.
4.25%, 02/15/29(b)	243	233,840
5.75%, 09/15/31(a)(b)	561	554,021
6.88%, 05/15/32(b)	886	905,456
Radian Group, Inc., 6.20%, 05/15/29	168	176,411
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(b)	122	117,835
3.88%, 03/01/31(b)	1,411	1,324,533
4.00%, 10/15/33(a)(b)	299	274,550
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(b)	640	660,287

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
StoneX Group, Inc., 7.88%, 03/01/31(a)(b)	$659	$701,099
Synchrony Financial
3.95%, 12/01/27	206	205,002
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)(c)	186	188,171
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)(c)	55	56,065
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(c)	883	914,553
7.25%, 02/02/33	829	880,463
United Wholesale Mortgage LLC
5.50%, 04/15/29(b)	919	907,976
5.75%, 06/15/27(b)	548	548,442
UWM Holdings LLC
6.25%, 03/15/31(b)	475	471,999
6.63%, 02/01/30(b)	987	995,522
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)	591	619,127
Visa, Inc., 4.15%, 12/14/35(a)	1,065	1,027,988
		30,008,654
Electric — 3.0%
AEP Texas, Inc., 5.45%, 05/15/29	18	18,667
Ameren Corp., 3.50%, 01/15/31	491	472,214
American Electric Power Co., Inc.
5.20%, 01/15/29	710	731,774
5.63%, 03/01/33	953	997,676
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	586	599,645
5.05%, 03/01/35	229	231,314
5.20%, 10/01/28	29	29,913
Series ai., 4.45%, 10/01/32	130	129,445
Series AQ, 4.95%, 08/15/35	222	222,147
CenterPoint Energy, Inc., 5.40%, 06/01/29	159	164,913
Consumers Energy Co.
3.60%, 08/15/32	53	50,311
5.05%, 05/15/35	296	300,522
Dominion Energy, Inc.
Series C, 2.25%, 08/15/31	33	29,479
Series C, 3.38%, 04/01/30	568	548,373
DTE Electric Co.
5.20%, 04/01/33	85	88,248
5.20%, 03/01/34	94	96,912
5.25%, 05/15/35	407	417,106
DTE Energy Co., 5.10%, 03/01/29	354	363,217
Duke Energy Carolinas LLC
4.95%, 01/15/33	853	875,604
5.25%, 03/15/35	391	402,810
Duke Energy Florida LLC, 5.88%, 11/15/33	121	130,009
Duke Energy Progress LLC
5.05%, 03/15/35	905	916,893
5.10%, 03/15/34	72	73,870
5.25%, 03/15/33	66	68,370
Entergy Corp., 2.40%, 06/15/31	61	54,794
Entergy Louisiana LLC
5.15%, 09/15/34	253	258,185
5.35%, 03/15/34	63	65,435
Entergy Texas, Inc., 5.25%, 04/15/35	223	227,775
Evergy Kansas Central, Inc., 5.25%, 03/15/35	355	361,691
FirstEnergy Corp., Series B, 3.90%, 07/15/27	1,150	1,147,381
Florida Power & Light Co.
4.80%, 05/15/33	713	724,089
5.10%, 04/01/33	692	714,243
5.30%, 06/15/34	1,139	1,188,907
Security	Par (000)	Value
Electric (continued)
National Grid PLC
5.42%, 01/11/34	$488	$503,466
5.81%, 06/12/33	694	735,280
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/34	48	49,165
NRG Energy, Inc.
3.88%, 02/15/32(b)	589	551,560
5.75%, 07/15/29(b)	500	498,114
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	271	275,747
5.35%, 04/01/35(b)	335	343,682
5.65%, 11/15/33	826	874,378
PECO Energy Co., 4.88%, 09/15/35	150	150,520
PG&E Corp.
5.00%, 07/01/28	1,010	1,007,857
5.25%, 07/01/30	534	530,764
PPL Capital Funding, Inc.
4.13%, 04/15/30	38	37,717
5.25%, 09/01/34	176	179,481
Public Service Co. of Colorado
1.88%, 06/15/31	965	850,035
5.35%, 05/15/34	1,060	1,088,516
Public Service Electric & Gas Co.
4.65%, 03/15/33	110	110,433
4.85%, 08/01/34	224	225,278
5.20%, 08/01/33	271	280,476
5.20%, 03/01/34	38	39,117
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	41	36,380
2.45%, 11/15/31	440	394,668
5.20%, 04/01/29	858	882,600
San Diego Gas & Electric Co., 5.40%, 04/15/35	680	701,215
Sempra, 3.40%, 02/01/28	200	197,643
Southern Co. (The), Series A, 3.70%, 04/30/30	65	63,442
System Energy Resources, Inc., 5.30%, 12/15/34	226	228,253
Union Electric Co.
5.20%, 04/01/34	45	46,223
5.25%, 04/15/35	314	322,438
		23,906,380
Electronics — 0.2%
Keysight Technologies, Inc., 5.35%, 07/30/30	130	135,222
TD SYNNEX Corp., 4.30%, 01/17/29	496	496,158
Trimble, Inc., 6.10%, 03/15/33	853	912,100
		1,543,480
Engineering & Construction — 0.2%
IHS Holding Ltd.
7.88%, 05/29/30(a)(b)	647	666,066
8.25%, 11/29/31(a)(b)	752	785,388
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	43	45,213
MasTec, Inc., 5.90%, 06/15/29	131	137,045
Tutor Perini Corp., 11.88%, 04/30/29(b)	225	248,402
		1,882,114
Entertainment — 0.4%
Live Nation Entertainment, Inc.
3.75%, 01/15/28(b)	234	230,734
6.50%, 05/15/27(b)	463	465,081
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(b)	1,332	983,582
5.88%, 09/01/31(b)	310	198,927

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Warnermedia Holdings, Inc.
4.28%, 03/15/32	$1,385	$1,218,800
5.05%, 03/15/42	448	314,720
		3,411,844
Environmental Control — 0.0%
Veralto Corp., 5.45%, 09/18/33	282	293,116
Food — 0.9%
Albertsons Co, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(b)	885	884,339
Campbell's Co.(The)
4.75%, 03/23/35(a)	330	316,398
5.40%, 03/21/34	938	954,032
Campbell's Company.(The), 4.55%, 03/21/31	100	99,292
General Mills, Inc., 4.95%, 03/29/33	670	677,658
Kraft Heinz Foods Co.
5.20%, 03/15/32(a)	230	236,305
5.40%, 03/15/35(a)	239	244,385
Pilgrim's Pride Corp.
3.50%, 03/01/32	547	505,549
4.25%, 04/15/31	983	958,228
Sysco Corp.
3.25%, 07/15/27	8	7,930
5.95%, 04/01/30	853	903,625
Tyson Foods, Inc.
4.35%, 03/01/29	968	972,289
5.70%, 03/15/34	308	324,294
		7,084,324
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	610	614,278
9.38%, 06/01/28(b)	529	546,990
9.50%, 06/01/30(b)	223	239,003
National Fuel Gas Co.
5.50%, 03/15/30	323	334,103
5.95%, 03/15/35	189	198,089
NiSource, Inc., 1.70%, 02/15/31	497	437,154
Southern California Gas Co.
5.05%, 09/01/34	224	226,843
5.45%, 06/15/35	337	349,762
		2,946,222
Health Care - Products — 0.5%
GE HealthCare Technologies, Inc., 5.86%, 03/15/30	1,061	1,119,972
Revvity, Inc., 3.30%, 09/15/29	437	421,961
Smith & Nephew PLC, 2.03%, 10/14/30	1,164	1,047,621
Solventum Corp.
5.45%, 03/13/31	186	194,056
5.60%, 03/23/34	1,254	1,303,827
		4,087,437
Health Care - Services — 1.0%
DaVita, Inc.
3.75%, 02/15/31(b)	638	585,232
4.63%, 06/01/30(b)	1,267	1,219,127
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	682	693,827
HCA, Inc.
2.38%, 07/15/31	500	447,806
3.38%, 03/15/29	585	571,727
3.50%, 09/01/30	257	247,092
3.63%, 03/15/32	923	870,908
Security	Par (000)	Value
Health Care - Services (continued)
4.13%, 06/15/29	$441	$440,023
5.00%, 03/01/28	43	43,812
IQVIA, Inc., 6.25%, 02/01/29	1,145	1,204,610
Laboratory Corp. of America Holdings
4.35%, 04/01/30	252	252,373
4.55%, 04/01/32	155	154,569
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)(b)	439	461,922
Universal Health Services, Inc., 2.65%, 10/15/30	880	802,389
		7,995,417
Holding Companies - Diversified — 0.8%
Ares Capital Corp.
2.88%, 06/15/28	150	143,957
5.88%, 03/01/29	1,190	1,221,061
5.95%, 07/15/29	541	555,955
Blackstone Secured Lending Fund
5.13%, 01/31/31(a)	332	324,807
5.30%, 06/30/30	101	100,207
5.35%, 04/13/28	382	385,296
Blue Owl Technology Finance Corp., 6.10%, 03/15/28	529	536,636
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	244	250,401
Golub Capital BDC, Inc., 6.00%, 07/15/29	809	827,863
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(a)	812	816,948
10.00%, 11/15/29(b)	979	988,189
		6,151,320
Home Builders — 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	637	594,666
6.25%, 09/15/27(b)	514	514,049
Century Communities, Inc., 3.88%, 08/15/29(b)	547	520,568
NVR, Inc., 3.00%, 05/15/30	626	594,616
Toll Brothers Finance Corp., 5.60%, 06/15/35(a)	36	37,410
		2,261,309
Home Furnishings — 0.3%
Somnigroup International, Inc., 3.88%, 10/15/31(b)	675	629,875
Whirlpool Corp.
4.50%, 06/01/46(a)	716	519,394
4.60%, 05/15/50	732	530,165
6.50%, 06/15/33(a)	455	448,990
		2,128,424
Insurance — 1.0%
American National Group, Inc.
5.75%, 10/01/29	210	217,327
6.00%, 07/15/35(a)	314	316,534
Aon North America, Inc., 5.45%, 03/01/34	859	892,200
Arthur J Gallagher & Co., 5.00%, 02/15/32	280	286,178
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)(b)	748	769,186
Brown & Brown, Inc.
4.70%, 06/23/28	18	18,239
4.90%, 06/23/30(a)	587	595,714
5.25%, 06/23/32	66	67,325
5.65%, 06/11/34	484	498,467
Corebridge Financial, Inc.
3.65%, 04/05/27	423	421,145

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.85%, 04/05/29	$696	$688,772
3.90%, 04/05/32(a)	211	200,969
5.75%, 01/15/34	271	283,106
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	830	866,398
6.00%, 12/07/33	317	336,050
Reinsurance Group of America, Inc., 5.75%, 09/15/34	135	140,397
Willis North America, Inc.
4.55%, 03/15/31	485	484,675
4.65%, 06/15/27	101	101,785
5.35%, 05/15/33	772	794,001
		7,978,468
Internet — 0.8%
AppLovin Corp.
5.13%, 12/01/29	984	1,009,356
5.38%, 12/01/31	449	464,085
Rakuten Group, Inc.
9.75%, 04/15/29(b)	1,128	1,263,759
11.25%, 02/15/27(b)	421	448,473
Snap, Inc., 6.88%, 03/15/34(b)	297	303,274
VeriSign, Inc.
2.70%, 06/15/31	871	792,489
5.25%, 06/01/32	720	738,101
Wayfair LLC
7.25%, 10/31/29(b)	851	889,795
7.75%, 09/15/30(b)	505	536,875
		6,446,207
Iron & Steel — 0.5%
ArcelorMittal SA
6.55%, 11/29/27	1,130	1,176,039
6.80%, 11/29/32	205	229,608
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)(b)	551	589,408
Cleveland-Cliffs, Inc.
7.38%, 05/01/33(b)	282	294,279
7.50%, 09/15/31(b)	952	1,004,621
7.63%, 01/15/34(b)	845	884,991
		4,178,946
Leisure Time — 0.2%
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(b)	841	877,951
Patrick Industries, Inc., 6.38%, 11/01/32(b)	584	597,711
Sabre GLBL, Inc., 10.75%, 03/15/30(b)	1	802
		1,476,464
Lodging — 0.7%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	378	390,660
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	687	640,773
5.00%, 06/01/29(b)	484	470,585
Hyatt Hotels Corp.
5.05%, 03/30/28	163	166,094
5.25%, 06/30/29	257	264,973
5.75%, 03/30/32(a)	234	245,218
Marriott International, Inc./MD
4.90%, 04/15/29	463	473,310
5.10%, 04/15/32(a)	369	379,590
Series FF, 4.63%, 06/15/30	349	353,613
Series GG, 3.50%, 10/15/32	62	57,855
Series HH, 2.85%, 04/15/31	492	456,598
Security	Par (000)	Value
Lodging (continued)
Station Casinos LLC, 4.63%, 12/01/31(b)	$634	$608,641
Travel & Leisure Co., 4.50%, 12/01/29(a)(b)	816	795,450
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	148	148,832
		5,452,192
Machinery — 0.5%
IDEX Corp., 4.95%, 09/01/29	117	119,477
Ingersoll Rand, Inc.
5.40%, 08/14/28	167	172,644
5.70%, 08/14/33	1,109	1,171,079
Nordson Corp., 4.50%, 12/15/29	203	204,510
Vertiv Group Corp., 4.13%, 11/15/28(b)	989	973,923
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	905	916,957
4.90%, 05/29/30	180	183,950
5.61%, 03/11/34	75	78,441
		3,820,981
Manufacturing — 0.1%
LSB Industries, Inc., 6.25%, 10/15/28(b)	560	560,601
Textron, Inc., 5.50%, 05/15/35	251	259,099
		819,700
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	374	342,414
4.25%, 01/15/34(a)(b)	1,079	911,421
4.50%, 05/01/32(a)	1,382	1,240,189
4.50%, 06/01/33(a)(b)	962	841,719
4.75%, 02/01/32(a)(b)	1,016	928,000
Discovery Communications LLC
5.00%, 09/20/37	700	540,736
6.35%, 06/01/40	272	224,484
Fox Corp.
4.71%, 01/25/29	257	260,783
6.50%, 10/13/33	1,069	1,174,983
McGraw-Hill Education, Inc., 7.38%, 09/01/31(b)	770	809,507
Nexstar Media, Inc.
4.75%, 11/01/28(a)(b)	1,209	1,201,700
5.63%, 07/15/27(b)	185	185,047
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	640	564,083
8.13%, 02/15/33(b)	169	174,817
9.75%, 02/15/33(b)	384	422,400
TEGNA, Inc.
4.63%, 03/15/28	1,176	1,167,819
5.00%, 09/15/29	362	359,480
Versant Media Group, Inc., 7.25%, 01/30/31(b)	41	42,017
		11,391,599
Metal Fabricate & Hardware — 0.1%
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)(b)	402	412,830
Mining — 1.3%
Aris Mining Corp., 8.00%, 10/31/29(b)	486	509,693
Eldorado Gold Corp., 6.25%, 09/01/29(b)	579	581,897
Endeavour Mining PLC, 7.00%, 05/28/30(b)	512	528,514
First Quantum Minerals Ltd.
8.63%, 06/01/31(b)	635	667,036
9.38%, 03/01/29(b)	936	981,943
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(b)	675	652,185
6.13%, 04/15/32(a)(b)	937	975,816

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	$533	$535,153
Ivanhoe Mines Ltd., 7.88%, 01/23/30(b)	886	923,100
Nickel Industries Ltd., 9.00%, 09/30/30(a)(b)	925	971,166
Novelis Corp.
4.75%, 01/30/30(b)	1,228	1,190,337
6.88%, 01/30/30(a)(b)	448	464,330
Stillwater Mining Co., 4.50%, 11/16/29(b)	669	643,662
Taseko Mines Ltd., 8.25%, 05/01/30(b)	623	661,278
		10,286,110
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	1,608	1,502,419
5.10%, 03/01/30	159	162,182
		1,664,601
Office Furnishings — 0.1%
HNI Corp. 5.13%, 01/18/29(b)	821	815,158
Oil & Gas — 2.8%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)	607	614,733
California Resources Corp.
7.00%, 01/15/34(b)	310	312,692
8.25%, 06/15/29(b)	953	1,002,346
Canadian Natural Resources Ltd.
3.85%, 06/01/27	165	164,846
5.00%, 12/15/29	420	431,401
Cenovus Energy, Inc., 4.65%, 03/20/31	320	319,661
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	477	479,767
7.38%, 01/15/31(b)	435	450,522
Comstock Resources, Inc. 6.75%, 03/01/29(b)	1,521	1,529,060
Coterra Energy, Inc.
3.90%, 05/15/27	201	200,550
5.60%, 03/15/34	11	11,374
CVR Energy, Inc.
7.50%, 02/15/31(b)	205	204,569
7.88%, 02/15/34(b)	355	352,120
8.50%, 01/15/29(a)(b)	809	843,178
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	638	678,404
Diamondback Energy, Inc.
3.50%, 12/01/29	398	386,593
5.15%, 01/30/30	463	476,100
6.25%, 03/15/33	707	762,752
EQT Corp.
4.50%, 01/15/29	627	629,727
4.75%, 01/15/31	740	743,340
6.38%, 04/01/29	169	174,886
Expand Energy Corp.
4.75%, 02/01/32	750	743,136
5.38%, 03/15/30	175	178,114
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	752	775,528
HF Sinclair Corp.
5.50%, 09/01/32	300	306,762
5.75%, 01/15/31	283	293,368
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	796	829,677
Marathon Petroleum Corp., 5.15%, 03/01/30	603	620,768
Noble Finance II LLC, 8.00%, 04/15/30(b)	1,253	1,306,196
Northern Oil & Gas, Inc.
7.88%, 10/15/33(b)	25	25,240
8.75%, 06/15/31(a)(b)	644	665,729
Security	Par (000)	Value
Oil & Gas (continued)
Occidental Petroleum Corp.
6.13%, 01/01/31	$75	$79,311
6.63%, 09/01/30	440	473,101
8.88%, 07/15/30	930	1,073,173
Permian Resources Operating LLC, 8.00%, 04/15/27(b)	350	353,183
Talos Production, Inc.
9.00%, 02/01/29(b)	591	615,792
9.38%, 02/01/31(a)(b)	739	782,860
Viper Energy Partners LLC, 4.90%, 08/01/30	302	305,796
Vital Energy, Inc., 7.88%, 04/15/32(b)	1,167	1,161,087
Woodside Finance Ltd., 5.40%, 05/19/30	1,170	1,203,921
		22,561,363
Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)	143	143,360
Bristow Group, Inc.
6.75%, 02/01/33(b)	618	625,240
6.88%, 03/01/28(b)	91	91,096
Enerflex, Inc., 6.88%, 01/15/31(b)	503	519,844
Tidewater, Inc., 9.13%, 07/15/30(b)	764	826,404
Viridien, 10.00%, 10/15/30(a)(b)	630	678,096
		2,884,040
Packaging & Containers — 0.4%
AptarGroup, Inc., 4.75%, 03/30/31	340	342,070
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)	113	107,339
Berry Global, Inc.
5.65%, 01/15/34(a)	660	688,879
5.80%, 06/15/31	825	872,962
Klabin Austria GmbH, 7.00%, 04/03/49(b)	327	338,126
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)(b)	807	821,319
		3,170,695
Pharmaceuticals — 1.0%
Bausch Health Companies, Inc.
5.25%, 01/30/30(b)	1,358	965,877
5.25%, 02/15/31(b)	616	403,480
Cardinal Health, Inc.
5.00%, 11/15/29	836	859,015
5.35%, 11/15/34	567	582,787
CVS Health Corp.
3.75%, 04/01/30	1,146	1,116,972
5.13%, 02/21/30	931	955,140
5.25%, 02/21/33	288	295,311
5.45%, 09/15/35	78	79,363
5.70%, 06/01/34	85	88,412
Elanco Animal Health, Inc., 6.65%, 08/28/28	613	638,730
Grifols SA, 4.75%, 10/15/28(b)	949	934,944
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	775	793,216
		7,713,247
Pipelines — 3.3%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	214	209,379
5.13%, 06/30/27	985	994,374
Cheniere Energy Partners LP
3.25%, 01/31/32	478	441,142
4.00%, 03/01/31	718	699,125

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(b)	$1,056	$1,104,391
Enbridge, Inc.
5.63%, 04/05/34	79	82,262
5.70%, 03/08/33	849	890,273
6.00%, 11/15/28	749	786,726
6.20%, 11/15/30	49	52,659
Energy Transfer LP
4.95%, 05/15/28	403	409,524
4.95%, 06/15/28	240	244,272
5.25%, 07/01/29	318	327,776
5.50%, 06/01/27	540	548,199
5.55%, 02/15/28	82	84,332
5.55%, 05/15/34	16	16,468
6.40%, 12/01/30	617	667,616
6.55%, 12/01/33	342	374,234
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32(a)	315	328,707
8.00%, 05/15/33	679	708,646
8.88%, 04/15/30(a)	553	581,982
Kinder Morgan, Inc., 4.80%, 02/01/33(a)	721	723,056
MPLX LP
4.00%, 03/15/28	829	828,585
4.80%, 02/15/31	627	633,798
4.95%, 09/01/32	449	452,311
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(b)	858	890,371
8.38%, 02/15/32(b)	642	671,954
ONEOK, Inc.
3.10%, 03/15/30	165	156,549
4.55%, 07/15/28	606	611,368
4.75%, 10/15/31	86	86,386
5.65%, 11/01/28	460	477,727
6.05%, 09/01/33	634	672,424
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 01/15/31	1,130	1,136,251
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	222	222,447
4.50%, 05/15/30	1,119	1,124,783
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)(b)	963	1,006,105
Targa Resources Corp.
4.20%, 02/01/33	43	41,135
6.13%, 03/15/33	163	174,168
6.15%, 03/01/29	108	113,780
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	538	516,509
4.88%, 02/01/31	1,016	1,025,481
5.50%, 03/01/30	227	231,156
TransCanada PipeLines Ltd.
4.10%, 04/15/30	539	533,218
4.25%, 05/15/28	791	793,883
Venture Global Plaquemines LNG LLC
6.75%, 01/15/36(b)	288	301,899
7.50%, 05/01/33(b)	339	371,669
7.75%, 05/01/35(b)	1,030	1,148,556
Western Midstream Operating LP
4.05%, 02/01/30	865	848,713
4.80%, 03/01/31	25	25,012
Security	Par (000)	Value
Pipelines (continued)
6.15%, 04/01/33	$247	$261,043
6.35%, 01/15/29	135	142,397
Williams Companies, Inc. (The), 4.90%, 03/15/29	281	287,494
		26,062,315
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	820	830,184
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)	471	514,075
CBRE Services, Inc.
4.80%, 06/15/30	380	385,472
4.90%, 01/15/33	520	522,041
5.50%, 04/01/29	286	296,417
5.95%, 08/15/34	349	371,428
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	600	603,758
Five Point Operating Co. LP, 8.00%, 10/01/30(b)	526	546,696
Howard Hughes Corp.(The)
4.13%, 02/01/29(b)	765	739,847
4.38%, 02/01/31(a)(b)	748	708,394
		5,518,312
Real Estate Investment Trusts — 3.5%
American Homes 4 Rent LP
3.63%, 04/15/32(a)	18	16,906
4.95%, 06/15/30	152	153,968
5.50%, 02/01/34	205	209,871
American Tower Corp.
3.55%, 07/15/27	39	38,724
3.65%, 03/15/27	126	125,550
3.80%, 08/15/29	110	108,468
4.90%, 03/15/30	423	432,078
5.50%, 03/15/28	316	324,866
5.55%, 07/15/33	606	633,060
5.65%, 03/15/33	235	247,177
5.80%, 11/15/28	814	849,993
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(a)(b)	665	662,572
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(b)	550	589,556
Brixmor Operating Partnership LP
4.05%, 07/01/30	505	497,108
4.13%, 05/15/29	296	294,977
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	605	597,364
Cousins Properties LP
5.25%, 07/15/30	285	292,441
5.88%, 10/01/34	130	135,661
Crown Castle, Inc.
2.25%, 01/15/31	80	71,552
3.65%, 09/01/27	347	344,564
3.80%, 02/15/28	1,038	1,031,312
5.00%, 01/11/28	50	50,780
5.60%, 06/01/29	336	348,821
Digital Realty Trust LP, 5.55%, 01/15/28	71	73,013
Diversified Healthcare Trust
4.38%, 03/01/31	648	578,184
7.25%, 10/15/30(b)	462	475,837
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	235	235,948
5.50%, 06/15/34	240	247,886

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix, Inc., 3.20%, 11/18/29	$1,030	$991,599
Extra Space Storage LP
4.95%, 01/15/33	48	48,281
5.40%, 06/15/35	82	83,716
5.50%, 07/01/30	949	987,496
5.70%, 04/01/28	78	80,467
5.90%, 01/15/31	417	441,255
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	578	523,249
5.25%, 02/15/33	334	334,621
5.30%, 01/15/29	359	365,856
5.63%, 09/15/34	229	231,815
Healthcare Realty Holdings LP, 2.00%, 03/15/31	655	575,951
Healthpeak OP LLC
4.75%, 01/15/33	274	272,797
5.25%, 12/15/32	645	661,392
Host Hotels & Resorts LP
5.50%, 04/15/35	35	35,474
5.70%, 06/15/32	443	462,485
5.70%, 07/01/34	73	75,337
Series I, 3.50%, 09/15/30	319	303,893
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	40	38,029
4.15%, 04/15/32	64	61,794
4.95%, 01/15/33	296	295,393
Iron Mountain, Inc.
4.50%, 02/15/31(a)(b)	171	163,411
5.63%, 07/15/32(b)	214	211,319
Kimco Realty OP LLC, 6.40%, 03/01/34	50	55,011
Millrose Properties, Inc., 6.38%, 08/01/30(b)	483	492,991
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	164	121,521
4.63%, 08/01/29	1,305	1,118,873
5.00%, 10/15/27	545	532,874
NNN REIT, Inc.
4.60%, 02/15/31	226	227,482
5.60%, 10/15/33	38	39,611
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	335	340,628
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	940	919,562
5.88%, 10/01/28(b)	360	360,004
Rithm Capital Corp.
8.00%, 04/01/29(b)	863	881,673
8.00%, 07/15/30(b)	448	458,093
RLJ Lodging Trust, 4.00%, 09/15/29(b)	639	606,385
Sabra Health Care LP, 3.20%, 12/01/31	1,035	947,549
Starwood Property Trust, Inc., 6.50%, 10/15/30(b)	550	572,791
Sun Communities Operating LP
2.70%, 07/15/31	326	296,106
4.20%, 04/15/32	451	437,737
VICI Properties LP
4.75%, 02/15/28	920	929,073
4.95%, 02/15/30	591	598,180
5.13%, 11/15/31	51	51,582
5.13%, 05/15/32	44	44,271
Weyerhaeuser Co., 4.00%, 04/15/30	287	282,766
XHR LP, 4.88%, 06/01/29(b)	620	611,191
		27,839,821
Retail — 1.3%
Arko Corp., 5.13%, 11/15/29(b)	412	359,032
Security	Par (000)	Value
Retail (continued)
Brinker International, Inc., 8.25%, 07/15/30(b)	$212	$223,812
Dick's Sporting Goods, Inc., 3.15%, 01/15/32(a)	948	873,661
Dollar General Corp.
3.50%, 04/03/30	1,294	1,249,508
5.45%, 07/05/33	215	222,738
Dollar Tree, Inc.
2.65%, 12/01/31	195	175,807
4.20%, 05/15/28	883	883,986
FirstCash, Inc.
4.63%, 09/01/28(b)	531	527,119
5.63%, 01/01/30(b)	664	667,102
Gap, Inc.(The)
3.63%, 10/01/29(b)	883	839,788
3.88%, 10/01/31(b)	542	502,467
Genuine Parts Co., 4.95%, 08/15/29	842	855,657
Kohl's Corp.
5.13%, 05/01/31(a)	850	727,674
10.00%, 06/01/30(b)	366	400,946
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	169	170,816
7.38%, 08/01/33(a)(b)	533	562,833
QXO Building Products, Inc., 6.75%, 04/30/32(b)	1,185	1,221,119
		10,464,065
Semiconductors — 0.5%
Broadcom, Inc., 4.15%, 04/15/32(b)	108	105,642
Marvell Technology, Inc.
2.95%, 04/15/31	856	793,375
4.75%, 07/15/30	280	283,450
Micron Technology, Inc.
5.30%, 01/15/31	1,072	1,113,408
5.80%, 01/15/35	224	237,386
5.88%, 02/09/33	140	149,022
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	440	398,130
3.40%, 05/01/30	394	380,003
4.30%, 06/18/29	635	636,747
5.00%, 01/15/33(a)	122	123,535
		4,220,698
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	173	178,936
5.75%, 01/15/35	236	249,043
		427,979
Software — 1.9%
Atlassian Corp., 5.25%, 05/15/29	53	54,520
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	1,032	937,538
2.90%, 12/01/29	285	270,919
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	507	492,935
9.25%, 06/01/30(a)(b)	1,299	1,278,733
Fidelity National Information Services, Inc.
1.65%, 03/01/28	732	696,755
2.25%, 03/01/31(a)	500	447,746
Microsoft Corp., 3.50%, 02/12/35(a)	1,283	1,201,529
MSCI, Inc., 5.25%, 09/01/35	1,256	1,260,343
Open Text Holdings, Inc., 4.13%, 02/15/30(b)	1,182	1,097,972
Oracle Corp.
2.95%, 04/01/30	1,281	1,183,610
4.45%, 09/26/30	825	805,286

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.70%, 09/27/34	$251	$232,972
4.90%, 02/06/33	76	73,216
5.25%, 02/03/32	16	15,980
6.15%, 11/09/29	495	516,276
6.25%, 11/09/32(a)	342	356,975
Paychex, Inc.
5.10%, 04/15/30	235	241,721
5.35%, 04/15/32	1,172	1,211,593
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	484	463,079
Roper Technologies, Inc., 1.75%, 02/15/31	44	38,624
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	53	52,835
4.95%, 03/28/28	227	231,283
VMware LLC, 4.70%, 05/15/30	491	499,299
Workday, Inc., 3.80%, 04/01/32	908	867,300
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	424	387,558
		14,916,597
Telecommunications — 2.7%
AT&T, Inc., 4.30%, 02/15/30	373	373,374
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/33(a)	440	447,282
British Telecommunications PLC, 9.63%, 12/15/30	971	1,181,132
Cipher Compute LLC, 7.13%, 11/15/30(b)	1,224	1,261,223
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	882	1,028,552
EchoStar Corp., 10.75%, 11/30/29	576	632,092
GCI LLC, 4.75%, 10/15/28(b)	776	759,970
Millicom International Cellular SA
4.50%, 04/27/31(b)	1,001	932,023
7.38%, 04/02/32(a)(b)	465	483,776
Motorola Solutions, Inc.
2.30%, 11/15/30	254	230,535
2.75%, 05/24/31	342	314,125
4.60%, 05/23/29	600	607,241
5.20%, 08/15/32	242	249,740
5.40%, 04/15/34	268	275,952
5.60%, 06/01/32	13	13,671
Orange SA, 9.00%, 03/01/31	894	1,072,518
Sprint Capital Corp.
6.88%, 11/15/28	345	370,129
8.75%, 03/15/32	905	1,095,975
TELUS Corp., 3.40%, 05/13/32	1,262	1,165,338
T-Mobile USA, Inc.
2.25%, 11/15/31	961	852,277
2.55%, 02/15/31	689	630,283
2.70%, 03/15/32	1,069	961,262
2.88%, 02/15/31	212	197,035
3.88%, 04/15/30	925	909,149
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/32(a)(b)	709	715,856
Viasat, Inc., 7.50%, 05/30/31(b)	950	922,547
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	1,188	1,244,460
WULF Compute LLC, 7.75%, 10/15/30(b)	1,189	1,240,151
Zegona Finance PLC, 8.63%, 07/15/29(b)	912	961,460
		21,129,128
Transportation — 0.2%
Danaos Corp., 6.88%, 10/15/32(a)(b)	597	616,607
Security	Par (000)	Value
Transportation (continued)
FedEx Corp.
2.40%, 05/15/31(a)	$389	$354,806
3.10%, 08/05/29	356	343,573
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	540	552,190
		1,867,176
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(b)	1,130	1,131,086
Water — 0.0%
Essential Utilities, Inc.
2.40%, 05/01/31	5	4,526
5.25%, 08/15/35	266	269,977
5.38%, 01/15/34	11	11,321
		285,824
Total Corporate Bonds & Notes — 50.2% (Cost: $399,192,564)		401,145,438
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 17.5%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/36	1,491	1,381,225
2.50%, 12/01/50	683	580,974
2.50%, 11/01/51(c)	1,655	1,433,063
3.50%, 05/01/48	1,889	1,777,036
3.50%, 06/01/50	2,349	2,205,224
4.00%, 10/01/49	1,468	1,439,014
4.50%, 12/01/40	489	489,819
5.00%, 06/01/53	777	787,042
5.00%, 06/01/54	2,295	2,311,833
5.00%, 01/01/56	889	892,856
5.50%, 10/01/55	494	505,624
6.00%, 09/01/55	165	171,960
6.50%, 10/01/55	2,014	2,104,493
Federal National Mortgage Association
2.00%, 11/01/51	2,825	2,314,682
2.50%, 05/01/37(c)	1,602	1,521,831
2.50%, 02/17/41(d)	425	401,281
2.50%, 07/01/52(c)	232	197,219
2.50%, 02/12/56(d)	5,280	4,480,992
3.00%, 04/01/37(c)	699	671,795
3.00%, 02/17/41(d)	330	316,886
3.00%, 03/01/50(c)	1,740	1,568,913
3.00%, 12/01/51(c)	1,365	1,224,241
3.50%, 02/15/40(d)	275	266,565
3.50%, 06/01/50(c)	1,829	1,716,619
4.00%, 10/01/40	475	469,171
4.00%, 02/17/41(d)	560	552,314
4.00%, 01/01/57	43	41,205
4.00%, 02/01/57	42	39,982
4.50%, 06/01/54	163	159,352
5.00%, 11/01/54	775	775,250
5.00%, 01/01/55(c)	1,146	1,155,400
5.50%, 09/01/55(c)	256	260,973
5.50%, 01/01/56(c)	2,623	2,682,134
6.00%, 09/01/54	5,343	5,481,736
6.00%, 12/01/54(c)	3,809	4,013,747
6.00%, 11/01/55	99	101,313
6.00%, 12/01/55	75	76,855
6.50%, 01/01/54	1,309	1,380,132

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 02/01/54	$1,448	$1,521,439
Government National Mortgage Association
2.00%, 12/20/50	2,016	1,677,530
2.00%, 12/20/51	745	619,579
2.00%, 02/20/52	745	619,999
2.00%, 02/15/56(d)	2,950	2,452,827
2.50%, 08/20/51	3,618	3,135,341
2.50%, 12/20/51	5,288	4,583,323
3.00%, 08/20/51	2,716	2,453,598
3.00%, 05/20/52	1,481	1,337,696
3.50%, 11/20/54	1,640	1,504,726
3.50%, 09/20/55	282	258,332
3.50%, 02/19/56(d)	1,000	915,949
4.00%, 06/20/48	545	524,225
4.00%, 02/15/56(d)	1,725	1,630,955
4.50%, 01/20/55	1,913	1,868,740
4.50%, 02/19/56(d)	850	829,913
5.00%, 02/20/55	585	585,646
5.00%, 02/19/56(d)	2,310	2,309,451
5.50%, 11/20/55	2,985	3,020,120
5.50%, 02/19/56(d)	1,575	1,592,204
6.00%, 02/19/56(d)	300	306,862
Uniform Mortgage-Backed Securities
1.50%, 02/17/41(d)	327	294,907
2.00%, 02/17/41(d)	5,543	5,119,595
2.00%, 06/01/50	978	803,073
2.00%, 11/01/51	3,896	3,201,078
2.00%, 03/01/52	10,772	8,766,560
2.00%, 02/12/56(d)	5,145	4,172,785
2.50%, 11/01/36(c)	347	327,397
2.50%, 04/01/51	2,305	1,974,746
2.50%, 12/01/51	2,037	1,737,584
2.50%, 04/01/52	98	83,533
3.00%, 02/12/56(d)	5,625	4,984,802
3.50%, 02/15/56(d)	550	508,658
4.00%, 02/12/56(d)	3,675	3,509,370
4.50%, 02/15/56(d)	3,925	3,844,995
5.00%, 02/12/56(d)	2,825	2,824,222
5.50%, 03/01/54	1,628	1,671,265
5.50%, 02/15/56(d)	6,050	6,134,159
6.00%, 01/01/55(c)	627	647,858
6.00%, 02/15/56(d)	5,525	5,657,486
6.50%, 02/15/56(d)	2,025	2,096,982
		140,060,261
U.S. Government Obligations — 31.5%
U.S. Treasury Note/Bond
1.13%, 08/15/40	49,837	31,173,683
1.25%, 08/15/31	32,976	28,677,440
1.38%, 11/15/31	400	347,766
1.88%, 11/15/51	24,696	13,598,180
2.00%, 08/15/51	16,780	9,581,642
2.25%, 02/15/52	22,183	13,404,190
2.50%, 02/15/46	1,265	878,829
2.75%, 08/15/47(a)	34,494	24,576,761
2.88%, 05/15/32	14,900	14,000,762
2.88%, 05/15/43	1,000	774,141
2.88%, 05/15/52	19,589	13,628,407
3.00%, 11/15/44	1,500	1,157,285
3.00%, 08/15/48	21,916	16,171,684
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.00%, 08/15/52	$18,726	$13,350,839
3.63%, 05/15/53	1,085	873,383
4.13%, 05/31/32	50,241	50,670,292
4.25%, 05/15/35	17,886	17,925,326
4.25%, 08/15/35	1,450	1,451,359
		252,241,969
Total U.S. Government & Agency Obligations — 49.0% (Cost: $395,723,385)		392,302,230
Total Long-Term Investments — 99.2% (Cost: $794,915,949)		793,447,668
	Shares
Short-Term Securities
Money Market Funds — 12.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	101,256,387	101,307,015
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	100,000	100,000
Total Short-Term Securities — 12.7% (Cost: $101,404,916)		101,407,015
Total Investments Before TBA Sales Commitments — 111.9% (Cost: $896,320,865)		894,854,683
	Par (000)
TBA Sales Commitments(d)
Mortgage-Backed Securities — (1.4)%
Uniform Mortgage-Backed Securities
5.00%, 02/12/56	(900)	(899,752)
5.50%, 02/15/56	(2,625)	(2,661,515)
6.00%, 02/15/56	(5,525)	(5,657,486)
6.50%, 02/15/56	(2,025)	(2,096,983)
Total TBA Sales Commitments — (1.4)% (Proceeds: $(11,315,180))		(11,315,736)
Total Investments, Net of TBA Sales Commitments — 110.5% (Cost: $885,005,685)		883,538,947
Liabilities in Excess of Other Assets — (10.5)%		(83,878,983)
Net Assets — 100.0%		$799,659,964

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represents or includes a TBA transaction.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Systematic Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,127,968	$85,181,601 (a)	$—	$(2,111)	$(443)	$101,307,015	101,256,387	$490,922 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	952	—
				$(2,111)	$(443)	$101,407,015		$491,874	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	99	03/20/26	$11,292	$(119,432)
2-Year U.S. Treasury Note	42	03/31/26	8,756	272
				(119,160)
Short Contracts
10-Year U.S. Treasury Note	1	03/20/26	112	1,827
Long U.S. Treasury Bond	70	03/20/26	8,037	135,289
5-Year U.S. Treasury Note	9	03/31/26	980	3,363
				140,479
				$21,319
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Systematic Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$401,145,438	$—	$401,145,438
U.S. Government & Agency Obligations	—	392,302,230	—	392,302,230
Short-Term Securities
Money Market Funds	101,407,015	—	—	101,407,015
Liabilities
Investments
TBA Sales Commitments	—	(11,315,736)	—	(11,315,736)
	$101,407,015	$782,131,932	$—	$883,538,947
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$140,751	$—	$—	$140,751
Liabilities
Interest Rate Contracts	(119,432)	—	—	(119,432)
	$21,319	$—	$—	$21,319

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced